Short-Term Bank Loans (Details) - Schedule of Short-Term Bank Loans - USD ($)		Mar. 31, 2024	Sep. 30, 2023
Short-Term Debt [Line Items]
Short-term bank loans		$ 9,681,150	$ 4,113,000
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Short-term bank loans	[1]	4,155,000	4,113,000
China Merchants Bank [Member]
Short-Term Debt [Line Items]
Short-term bank loans	[2]	1,385,000
Agricultural Bank of China [Member]
Short-Term Debt [Line Items]
Short-term bank loans	[3]	2,756,150
Jiangsu Bank [Member]
Short-Term Debt [Line Items]
Short-term bank loans	[4]	$ 1,385,000

[1]	On September 28, 2023, Changzhou Zhongjin signed a loan agreement with Industrial and Commercial Bank of China to borrow $4,155,000 (RMB 30.0 million) as working capital for one year, with a maturity date of September 25, 2024. The loan had a fixed interest rate of 2.90% per annum.
[2]	On January 3, 2024, Changzhou Zhongjin entered into a loan agreement with China Merchants Bank to borrow $1,385,000 (RMB 10.0 million) as working capital. The loan has a fixed interest rate of 2.80% per annum and matures in one year. In addition, the Company’s major shareholder Mr. Erqi Wang, signed a maximum guarantee agreement with China Merchants Bank to provide personal credit guarantees for the loan.
[3]	On January 3, 2024, Changzhou Zhongjin entered into a loan agreement with Agricultural Bank of China to borrow $2,756,150 (RMB 19.9 million) as working capital. The loan has a fixed interest rate of 2.95% per annum and matures in one year.
[4]	On January 10, 2024, Changzhou Zhongjin entered into a loan agreement with Jiangsu Bank to borrow $1,385,000 (RMB 10.0 million) as working capital. The loan has a fixed interest rate of 3% per annum and matures in six months. In addition, the Company’s major shareholder Mr. Erqi Wang, signed a maximum guarantee agreement with Jiangsu Bank to provide personal credit guarantees for the loan. The loan was fully repaid on July 15, 2024.